Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	$ 16,685	$ 16,958
Restricted cash	1,424	1,934
Accounts receivable, net	2,287	2,643
Inventories	4,457	599
Other current assets	4,525	2,903
Prepaid expenses	72	100
Total current assets	29,450	25,137
Non-current assets
Vessels, net	395,621	342,693
Intangible assets	6,288	25,350
Deferred drydock and special survey costs, net	19,522	11,386
Balance due from related parties, non-current	8,195	7,862
Other long-term assets	1,226	1,099
Total non-current assets	430,852	388,390
Total assets	460,302	413,527
Current liabilities
Accounts payable	2,343	3,574
Accrued expenses	4,928	2,302
Deferred income and cash received in advance	807	2,152
Balance due to related parties, current	16,586	4,065
Financial liability short term, net of deferred finance costs	8,237	7,665
Current portion of long-term debt, net of deferred finance costs	38,496	27,626
Total current liabilities	71,397	47,384
Non-current liabilities
Long-term financial liability, net of current portion and net of deferred finance costs	69,863	78,100
Long-term debt, net of current portion and net of deferred finance costs	129,062	105,570
Total non-current liabilities	198,925	183,670
Total liabilities	270,322	231,054
Commitment and contingencies
Partners' capital
Common unit holders — 34,603,100 common units issued and outstanding at December 31, 2019 and December 31, 2018	189,980	182,473
Total Partners’ capital	189,980	182,473
Total liabilities and Partners’ capital	$ 460,302	$ 413,527